Note 18 - Trade Receivables, Net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Current accounts	$ 1,313,934	$ 1,017,663
Receivables from related parties	32,258	4,161
Current trade receivables, gross	1,346,192	1,021,824
Allowance for doubtful accounts, see note 24 (i)	(47,120)	(53,676)
Current trade receivables	$ 1,299,072	$ 968,148	$ 1,348,160